Revenue - Summary of Receivables from Contracts with Customers (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade Receivables
Revenue [Line Items]
Receivables, included in trade receivables (note 7)	$ 15,786	$ 20,281	$ 209